Loans and Financing- Additional Information (Detail) R$ in Thousands	1 Months Ended		2 Months Ended	12 Months Ended
	Oct. 31, 2019	Jun. 30, 2019 BRL (R$)	Jul. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
SRC companhia securitizadora de ceditos financeiros [member]
Disclosure of detailed information about borrowings [line items]
Revolving loan, discount rate equivalent to percentage of CDI Rate				109.80%	103.00%
Accounts receivables from card issuers used as collateral, in equivalent amount of percentage of loan balance				106.00%
Loan renewal period	2 years
Obligations to FIDC AR quota holders [member]
Disclosure of detailed information about borrowings [line items]
Percentage of ownership interest				100.00%
Funding		R$ 1,620,000				R$ 2,059,500
Borrowings maturity		2021				2020
Benchmark return rate		106.00%				106.80%
Obligation to FIDC TAPSO quota holders [member]
Disclosure of detailed information about borrowings [line items]
Funding				R$ 20,000	R$ 10,000
Borrowings maturity				six months	six months
Benchmark return rate				115.00%	118.00%
Bank borrowings [member] | UMBNDES + 4.0% per year [member]
Disclosure of detailed information about borrowings [line items]
Bank borrowings, average interest					UMBNDES Rate + 4.0%
Bank Credit Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity				2020
Debentures [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity			2022
Benchmark return rate			109.00%
Proceeds from debenture issue | $			$ 400,000